Material Partly-Owned Subsidiaries	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Material Partly-Owned Subsidiaries
6.	MATERIAL PARTLY-OWNED SUBSIDIARIES

6(a)Material subsidiaries

The Company has subsidiaries with material non-controlling interests (“NCI”). Information regarding the subsidiaries is as follows:

Proportion of equity interest held by NCI:

	Country of incorporation	As of December 31,
Name	and operation	2018	2017
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%
SYE	China	31.25%	31.25%

From APWC group perspective, SYE is considered an entity with material non-controlling interests and should be separated from Charoong Thai group.

6(b)Summarized financial information about the subsidiaries

The summarized financial information of the subsidiaries is provided below. This information is based on amounts before inter-company eliminations:

Summarized income statements	CTW consolidated
	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Revenue	213,424	207,529	152,988
Gain on disposal of investment property	—	—	4,466
Profit before tax	11,736	12,985	10,777
Income tax expense	(2,150)	(2,727)	(3,009)
Profit for the year	9,586	10,258	7,768
Other comprehensive income	3,965	10,182	682
Total comprehensive income	13,551	20,440	8,450
Profit attributable to non-controlling interests	4,509	4,896	3,812
Dividends paid to non-controlling interests	2,181	1,943	1,142

Summarized income statements	SYE
	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Revenue	33,790	33,533	30,056
Loss before tax	(837)	(161,011)	(537)
Income tax expense	—	—	—
Loss for the year	(837)	(161,011)	(537)
Other comprehensive income/(loss)	(255)	345	(277)
Total comprehensive loss	(1,092)	(160,666)	(814)
Loss attributable to non-controlling interests	(262)	(15)	(181)
Dividends paid to non-controlling interests	—	—	—
6.	MATERIAL PARTLY-OWNED SUBSIDIARIES (continued)

Summarized balance sheets	CTW consolidated		SYE
	As of December 31,		As of December 31,
	2018	2017	2018	2017
	US$’000	US$’000	US$’000	US$’000
Current assets	141,761	149,875	11,293	15,063
Non-current assets	42,691	41,983	1,881	1,920
Current liabilities	(33,715)	(47,451)	(8,671)	(11,356)
Non-current liabilities	(8,161)	(7,536)	—	—
Total equity	142,576	136,871	4,503	5,627

Equity attributable to:
Equity holders of the parent	73,621	71,876	3,096	3,869
Non-controlling interests	68,955	64,995	1,407	1,758

Summarized cash flow information	CTW consolidated
	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Operating	38,784	(24,018)	7,319
Investing	(9,137)	6,589	443
Financing	(12,585)	12,836	(10,586)
Effect of changes in exchange rate on cash	(102)	1,678	(404)
Net (decrease) increase in cash and cash equivalents	16,960	(2,915)	(3,228)

Summarized cash flow information	SYE
	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Operating	3,648	833	(716)
Investing	(277)	(252)	(341)
Financing	(4,005)	(563)	1,470
Effect of changes in exchange rate on cash	(34)	65	(44)
Net (decrease) increase in cash and cash equivalents	(668)	83	369